Other Net Operating Results (Detail) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other Operating Results Net [abstract]
Result for sale of participation in areas	[1]	$ 2,034	$ 12,233	$ 778
Result from sale of assets held for disposal		5,549
Construction incentive	[1]	686		688
Lawsuits		(34,592)	(5,300)	(2,732)
Insurance		1,503	3,925	498
Unrecoverable credit - Resolution MINEM No. 508-E/2017	[2]			(622)
Result for contractual commitment Exmar	[3]		(8,285)
Miscellaneous		1,567	1,376	260
Other operating results, net		$ (23,253)	$ 3,949	$ (1,130)

[1]	See Note 34.b).
[2]	See Note 35.c.3).
[3]	See Note 34.d).